ACCRUALS AND OTHER CURRENT LIABILITIES - Summary of Accruals And Other Current Liabilities Payable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
ACCRUALS AND OTHER CURRENT LIABILITIES
Accrued external research and development related expenses	¥ 47,073	$ 6,825	¥ 36,389
Salary and welfare payables	20,622	2,990	20,909
Professional service fees	10,252	1,486	5,161
Deferred income for reimbursement of the expenses related to the establishment of the ADS facility	2,902	421	2,902
Others	5,142	745	3,759
Accrued liabilities and other liabilities	¥ 85,991	$ 12,467	¥ 69,120